Non-cash items (Tables)	12 Months Ended
Dec. 31, 2025
Non-cash Items
Schedule of financing and investing activities

	For the Year Ended December 31,
	2025	2024	2023
Additions to right-of-use assets	47,462	90,331	40,285
Total	47,462	90,331	40,285